CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Research and development	$ 29,939	$ 24,844	$ 8,869
General and administrative	10,057	6,824	3,952
Total operating expenses	39,996	31,668	12,821
Loss from operations	(39,996)	(31,668)	(12,821)
Other income (expense):
Interest income	3,737	74	23
Interest expense	(20)	(25)	(16)
Other income (expense)	141	(4)	166
Total other income, net	3,858	45	173
Loss before income tax	(36,138)	(31,623)	(12,648)
Income tax expense	6	9
Net loss	(36,144)	(31,632)	(12,648)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(286)	18	(196)
Total comprehensive loss	$ (36,430)	$ (31,614)	$ (12,844)
Weighted average number of ordinary shares used in per share calculation:
Basic (in shares)	30,538,378	26,593,673	19,976,596
Diluted (in shares)	30,538,378	26,593,673	19,976,596
Net loss per ordinary share
Basic (in dollar per share)	$ (1.18)	$ (1.19)	$ (0.63)
Diluted (in dollar per share)	$ (1.18)	$ (1.19)	$ (0.63)